                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number: 811-02281

                      THE HARTFORD INCOME SHARES FUND, INC.
               (Exact name of registrant as specified in charter)

                P. O. Box 2999, Hartford, Connecticut 06104-2999
                    (Address of Principal Executive Offices)

                          Edward P. Macdonald, Esquire
                                  Life Law Unit
                   The Hartford Financial Services Group, Inc.
                              200 Hopmeadow Street
                           Simsbury, Connecticut 06089
                     (Name and Address of Agent for Service)

Registrant's telephone number, including area code: (860) 843-9934

Date of fiscal year end: July 31st

Date of reporting period: April 30, 2006

Form N-Q is to be used by management investment companies to file reports with the Commission not later than 60 days after the close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

 THE HARTFORD INCOME SHARES FUND, INC.

 SCHEDULE OF INVESTMENTS
 APRIL 30, 2006 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

PRINCIPAL                                                        MARKET
 AMOUNT                                                         VALUE +
---------                                                       --------
ASSET & COMMERCIAL MORTGAGE BACKED SECURITIES -- 4.3%
            TRANSPORTATION -- 4.3%
 $1,526     Continental Airlines, Inc.,
              7.71%, 10-2-2022................................  $  1,604
  2,288     Continental Airlines, Inc.,
              8.05%, 5-1-2022.................................     2,420
    275     Northwest Airlines, Inc.,
              6.81%, 2-1-2020 X...............................       271
                                                                --------
            Total asset & commercial mortgage backed
              securities
              (cost $4,372)...................................  $  4,295
                                                                --------
CORPORATE BONDS: INVESTMENT GRADE -- 58.4%
            BASIC MATERIALS -- 5.3%
    500     Newmont Mining Corp.,
              8.625%, 5-15-2011...............................       562
    235     Nova Chemicals Corp.,
              7.00%, 5-15-2006................................       235
    300     Olin Corp.,
              9.125%, 12-15-2011..............................       337
    685     Phelps Dodge Corp.,
              8.75%, 6-1-2011.................................       770
    250     Phelps Dodge Corp.,
              9.50%, 6-1-2031.................................       317
  2,000     Union Carbide Corp.,
              7.75%, 10-1-2096................................     1,991
  1,000     Westvaco Corp.,
              8.20%, 1-15-2030................................     1,095
                                                                --------
                                                                   5,307
                                                                --------
            CAPITAL GOODS -- 2.6%
    170     Briggs & Stratton Corp.,
              8.875%, 3-15-2011...............................       187
  1,000     TRW, Inc.,
              7.75%, 6-1-2029.................................     1,167
  1,250     Tyco International Group S.A.,
              7.00%, 6-15-2028................................     1,302
                                                                --------
                                                                   2,656
                                                                --------
            CONSUMER CYCLICAL -- 2.7%
  1,000     Albertson's, Inc.,
              8.70%, 5-1-2030.................................       987
  1,000     Federated Department Stores, Inc.,
              8.50%, 6-1-2010.................................     1,098
    500     May Department Stores Co.,
              8.50%, 6-1-2019.................................       589
                                                                --------
                                                                   2,674
                                                                --------
            ENERGY -- 5.5%
    850     Burlington Resources, Inc.,
              9.125%, 10-1-2021...............................     1,112
  1,000     ConocoPhillips Holding Co.,
              6.95%, 4-15-2029................................     1,103
    750     Halliburton Co.,
              5.625%, 12-1-2008...............................       754

PRINCIPAL                                                        MARKET
 AMOUNT                                                         VALUE +
---------                                                       --------
            ENERGY -- (CONTINUED)
 $1,000     Occidental Petroleum Corp.,
              8.45%, 2-15-2029................................  $  1,269
  1,000     Valero Energy Corp.,
              8.75%, 6-15-2030................................     1,227
                                                                --------
                                                                   5,465
                                                                --------
            FINANCE -- 11.2%
  1,000     CNA Financial Corp.,
              7.25%, 11-15-2023...............................     1,021
  1,000     EOP Operating L.P.,
              7.50%, 4-19-2029................................     1,057
  1,000     ERAC USA Finance Co.,
              8.00%, 1-15-2011 M..............................     1,089
  3,000     Farmers Exchange Capital,
              7.20%, 7-15-2048 M..............................     2,878
    500     Household Finance Corp.,
              7.00%, 5-15-2012................................       532
    250     Liberty Mutual Group,
              7.00%, 3-15-2034 M..............................       239
  1,000     Mony Group, Inc.,
              8.35%, 3-15-2010................................     1,089
  1,000     ReliaStar Financial Corp.,
              8.00%, 10-30-2006...............................     1,012
  1,000     Spieker Properties, Inc.,
              7.50%, 10-1-2027................................     1,048
  1,000     Travelers Property Casualty Corp.,
              7.75%, 4-15-2026................................     1,129
    115     Western Financial Bank,
              9.625%, 5-15-2012...............................       129
                                                                --------
                                                                  11,223
                                                                --------
            SERVICES -- 13.9%
  1,500     Belo Corp.,
              7.25%, 9-15-2027................................     1,457
    750     Clear Channel Communications, Inc.,
              7.65%, 9-15-2010................................       790
  1,500     Cox Communications, Inc.,
              6.80%, 8-1-2028.................................     1,453
  1,000     Cox Enterprises, Inc.,
              8.00%, 2-15-2007 M..............................     1,014
    750     Electronic Data Systems Corp.,
              7.45%, 10-15-2029...............................       785
  1,000     FedEx Corp.,
              7.84%, 1-30-2018................................     1,107
  1,000     Hearst-Argyle Television, Inc.,
              7.00%, 1-15-2018................................       994
  1,500     News America Holdings, Inc.,
              8.875%, 4-26-2023...............................     1,768
  1,250     Park Place Entertainment Corp.,
              8.50%, 11-15-2006...............................     1,269
    700     Time Warner Cos., Inc.,
              6.625%, 5-15-2029...............................       678
  1,800     Time Warner Entertainment Co. L.P.,
              8.375%, 7-15-2033...............................     2,059
    500     USA Waste Management, Inc.,
              7.125%, 12-15-2017..............................       537
                                                                --------
                                                                  13,911
                                                                --------

 THE HARTFORD INCOME SHARES FUND, INC.

 APRIL 30, 2006 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

PRINCIPAL                                                        MARKET
 AMOUNT                                                         VALUE +
---------                                                       --------
CORPORATE BONDS: INVESTMENT GRADE -- (CONTINUED)
 TECHNOLOGY -- 10.2%
 $1,750     AT&T, Inc.,
              9.75%, 11-15-2031...............................  $  2,074
  1,500     Cingular Wireless Services, Inc.,
              8.75%, 3-1-2031.................................     1,886
  1,000     Comcast Cable Communications, Inc.,
              8.50%, 5-1-2027.................................     1,169
  1,000     Raytheon Co.,
              7.20%, 8-15-2027................................     1,108
    250     Sprint Capital Corp.,
              6.00%, 1-15-2007................................       251
  1,500     Sprint Capital Corp.,
              6.875%, 11-15-2028..............................     1,545
  1,500     Tele-Communications, Inc.,
              9.80%, 2-1-2012.................................     1,757
    400     TELUS Corp.,
              8.00%, 6-1-2011.................................       439
                                                                --------
                                                                  10,229
                                                                --------
            TRANSPORTATION -- 4.8%
  2,500     American Airlines, Inc.,
              7.86%, 10-1-2011................................     2,658
  1,000     Continental Airlines, Inc.,
              7.92%, 5-1-2010.................................     1,040
  1,000     Norfolk Southern Corp.,
              8.625%, 5-15-2010...............................     1,107
                                                                --------
                                                                   4,805
                                                                --------
            UTILITIES -- 2.2%
    419     American Electric Power Co., Inc.,
              6.125%, 5-15-2006...............................       419
  1,000     CMS Panhandle Holding Co.,
              7.00%, 7-15-2029................................     1,045
    750     FirstEnergy Corp.,
              6.45%, 11-15-2011...............................       774
                                                                --------
                                                                   2,238
                                                                --------
            Total corporate bonds:
              investment grade
              (cost $51,301)..................................  $ 58,508
                                                                --------
CORPORATE BONDS: NON-INVESTMENT -- 33.6%
            BASIC MATERIALS -- 2.9%
  1,000     Abitibi-Consolidated, Inc.,
              8.85%, 8-1-2030.................................       920
    750     Equistar Chemicals L.P.,
              10.125%, 9-1-2008...............................       803
    500     Hercules, Inc.,
              11.125%, 11-15-2007.............................       540
    200     Jorgensen (Earle M.) Co.,
              9.75%, 6-1-2012.................................       216
    250     Smurfit-Stone Container Enterprises, Inc.,
              9.75%, 2-1-2011.................................       256
    163     United States Steel Corp.,
              10.75%, 8-1-2008................................       178
                                                                --------
                                                                   2,913
                                                                --------

PRINCIPAL                                                        MARKET
 AMOUNT                                                         VALUE +
---------                                                       --------
            CAPITAL GOODS -- 1.6%
 $  525     Bombardier, Inc.,
              6.75%, 5-1-2012 M...............................  $    503
  1,250     Bombardier, Inc.,
              7.45%, 5-1-2034 M...............................     1,128
                                                                --------
                                                                   1,631
                                                                --------
            CONSUMER CYCLICAL -- 5.7%
    500     Delhaize America, Inc.,
              9.00%, 4-15-2031................................       571
    120     Dillard's, Inc.,
              6.625%, 1-15-2018...............................       112
     85     Dillard's, Inc.,
              7.13%, 8-1-2018.................................        82
  6,250     Ford Motor Co.,
              6.375%, 2-1-2029................................     4,187
  1,000     Toys R Us, Inc.,
              7.375%, 10-15-2018..............................       740
                                                                --------
                                                                   5,692
                                                                --------
            ENERGY -- 0.5%
    500     Williams Cos., Inc.,
              7.125%, 9-1-2011................................       514
                                                                --------
            FINANCE -- 6.0%
  5,650     General Motors Acceptance Corp.,
              8.00%, 11-1-2031................................     5,357
    750     Qwest Capital Funding, Inc.,
              6.50%, 11-15-2018...............................       698
                                                                --------
                                                                   6,055
                                                                --------
            HEALTH CARE -- 0.2%
    150     United Surgical Partners International, Inc.,
              10.00%, 12-15-2011..............................       160
                                                                --------
            SERVICES -- 4.6%
    750     Hilton Hotels Corp.,
              8.25%, 2-15-2011................................       808
  1,000     Liberty Media Corp.,
              8.50%, 7-15-2029................................       971
    250     Mandalay Resort Group,
              7.625%, 7-15-2013...............................       254
  1,000     MGM Mirage, Inc.,
              8.50%, 9-15-2010................................     1,061
    750     Service Corp. International,
              6.50%, 3-15-2008................................       749
    750     Starwood Hotels & Resorts Worldwide, Inc.,
              7.375%, 5-1-2007................................       763
                                                                --------
                                                                   4,606
                                                                --------
            TECHNOLOGY -- 6.3%
    260     Charter Communications Holdings LLC,
              8.25%, 4-1-2007.................................       255
    675     Charter Communications Holdings LLC,
              10.00%, 5-15-2011...............................       419
    500     Citizens Communications Co.,
              9.00%, 8-15-2031................................       536
    145     Level 3 Communications Corp.,
              9.125%, 5-1-2008................................       144
    250     Level 3 Communications Corp.,
              11.00%, 3-15-2008...............................       254

 THE HARTFORD INCOME SHARES FUND, INC.

 APRIL 30, 2006 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

PRINCIPAL                                                        MARKET
 AMOUNT                                                         VALUE +
---------                                                       --------
CORPORATE BONDS: NON-INVESTMENT -- (CONTINUED)
            TECHNOLOGY -- (CONTINUED)
 $  595     Level 3 Communications Corp.,
              11.25%, 3-15-2010...............................  $    585
  1,500     Lucent Technologies, Inc.,
              6.45%, 3-15-2029................................     1,331
    650     Nortel Networks Corp.,
              6.875%, 9-1-2023................................       606
    100     PanAmSat Corp.,
              6.875%, 1-15-2028...............................        90
    100     Qwest Corp.,
              6.875%, 9-15-2033...............................        92
    270     Rogers Cable, Inc.,
              6.25%, 6-15-2013................................       263
    500     Rogers Cable, Inc.,
              8.75%, 5-1-2032.................................       583
  1,000     Rogers Wireless, Inc.,
              9.75%, 6-1-2016.................................     1,197
                                                                --------
                                                                   6,355
                                                                --------
            TRANSPORTATION -- 1.6%
    500     Delta Air Lines, Inc.,
              7.57%, 5-18-2012 X..............................       500
  1,200     Delta Air Lines, Inc.,
              10.50%, 4-30-2016 VB............................       894
    500     NWA Trust,
              13.875%, 6-21-2008 VX...........................       215
                                                                --------
                                                                   1,609
                                                                --------
            UTILITIES -- 4.2%
  1,000     El Paso Corp.,
              8.05%, 10-15-2030...............................     1,015
    720     Sierra Pacific Power Co.,
              8.00%, 6-1-2008.................................       749
  1,000     TECO Energy, Inc.,
              7.20%, 5-1-2011.................................     1,038
  1,400     TXU Corp.,
              6.375%, 6-15-2006...............................     1,401
                                                                --------
                                                                   4,203
                                                                --------
            Total corporate bonds:
              non-investment
              (cost $33,488)..................................  $ 33,738
                                                                --------
U.S. GOVERNMENT AGENCIES -- 0.5%
            FEDERAL HOME LOAN MORTGAGE CORPORATION -- 0.1%
     12     9.00% 2022........................................        13
     29     10.50% 2017.......................................        32
     12     11.25% 2010.......................................        13
     10     11.50% 2015.......................................        11
     27     11.75% 2010.......................................        29
                                                                --------
                                                                      98
                                                                --------
            FEDERAL NATIONAL MORTGAGE ASSOCIATION -- 0.2%
     88     8.00% 2024-2025...................................        93
     46     10.50% 2017-2020..................................        50
     59     11.00% 2011-2018..................................        64

PRINCIPAL                                                        MARKET
 AMOUNT                                                         VALUE +
---------                                                       --------
            FEDERAL NATIONAL MORTGAGE ASSOCIATION --
            (CONTINUED)
 $   14     12.00% 2014.......................................  $     16
     18     12.50% 2015.......................................        19
                                                                --------
                                                                     242
                                                                --------
            GOVERNMENT NATIONAL MORTGAGE ASSOCIATION -- 0.2%
     84     9.00% 2021........................................        91
     74     9.50% 2020........................................        82
                                                                --------
                                                                     173
                                                                --------
            Total U.S. government agencies
              (cost $485).....................................  $    513
                                                                --------
SHARES
---------
COMMON STOCK -- 0.6%
            CONSUMER CYCLICAL -- 0.0%
      1     Hosiery Corp. of America, Inc. Class A BVD........        --
            TECHNOLOGY -- 0.6%
      2     Global Crossing Ltd. B............................  $     37
     13     NTL, Inc. ........................................       346
      7     Verizon Communications, Inc. .....................       245
                                                                --------
            Total common stock
              (cost $349).....................................  $    628
                                                                --------
            Total investments in securities
              (cost $89,995) O................................  $ 97,682
            Other assets & liabilities........................     2,567
                                                                --------
            Total net assets..................................  $100,249
                                                                ========

Note: Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 7.20% of total net assets at April 30, 2006.

  D The aggregate value of securities valued in good faith at fair value by, or under the direction of, the Fund's Board of Directors at April 30, 2006, was $--, which represents --% of total net assets.

  B Currently non-income producing. For long-term debt securities, items identified are in default (companies are in bankruptcy) as to payment of interest and/or principal.

  X The company is in bankruptcy but is continuing to make coupon payments.

  O At April 30, 2006, the cost of securities for federal income tax purposes is $90,053 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

      Unrealized appreciation.........................  $10,005
      Unrealized depreciation.........................   (2,376)
                                                        -------
      Net unrealized appreciation.....................  $ 7,629
                                                        =======

  V The following securities are considered illiquid. Illiquid securities are often purchased in private placement transactions, are not registered under the Securities Act of 1933 and may have contractual restrictions on resale. A security may also be considered illiquid

 THE HARTFORD INCOME SHARES FUND, INC.

 APRIL 30, 2006 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

     if it lacks a readily available market or if its valuation has not changed for a certain period of time.

      PERIOD     SHARES/                                     COST
      ACQUIRED     PAR                SECURITY              BASIS
      --------   -------              --------              -----
      10/1996    $1,200    Delta Air Lines, Inc., 10.50%,   $1,392
                           4-30-2016
      6/1995          1    Hosiery Corp. of America, Inc.        8
                           Class A -- 144A
      3/1995     $  500    NWA Trust, 13.875%, 6-21-2008       500

    The aggregate value of these securities at April 30, 2006 was $1,109, which represents 1.11% of total net assets.

  M Securities issued within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or to qualified institutional buyers. Pursuant to guidelines adopted by the Board of Directors, these issues are determined to be liquid. The aggregate value of these securities at April 30, 2006, was $6,851, which represents 6.83% of total net assets.


  + For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual report.

DISTRIBUTION BY CREDIT QUALITY
As of April 30, 2006

                                                  PERCENTAGE OF
RATING                                              HOLDINGS*
---------------------------------------------------------------
AAA                                                     0.5%
---------------------------------------------------------------
AA                                                      1.7%
---------------------------------------------------------------
A                                                      12.9%
---------------------------------------------------------------
BBB                                                    49.8%
---------------------------------------------------------------
BB                                                     26.3%
---------------------------------------------------------------
B                                                       5.4%
---------------------------------------------------------------
CCC                                                     3.4%
---------------------------------------------------------------
TOTAL                                                 100.0%
---------------------------------------------------------------

  * Per the prospectus, split rated bonds are categorized using the highest rating.

 -- Due to the presentation of the financial statements in thousands, the number of shares and/or dollars round to zero.

ITEM 2. CONTROLS AND PROCEDURES.

     (a) Based on an evaluation of the Registrant's Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report, the Disclosure Controls and Procedures are effectively designed to ensure that information required to be disclosed by the Registrant is recorded, processed, summarized and reported by the date of this report, including ensuring that information required to be disclosed in the report is accumulated and communicated to the Registrant's management, including the Registrant's officers, as appropriate, to allow timely decisions regarding required disclosure.

     (b) There were no significant changes in the Registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 3. EXHIBITS.

     (a) Section 302 certifications of the principal executive officer and principal financial officer of Registrant.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

                                        THE HARTFORD INCOME SHARES FUND, INC.


Date: June 15, 2006                     By: /s/ David M. Znamierowski
                                            ------------------------------------
                                            David M. Znamierowski
                                        Its: President

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


Date: June 15, 2006                     By: /s/ David M. Znamierowski
                                            ------------------------------------
                                            David M. Znamierowski
                                        Its: President


Date: June 15, 2006                     By: /s/ Tamara L. Fagely
                                            ------------------------------------
                                            Tamara L. Fagely
                                        Its: Vice President, Controller
                                             and Treasurer

                                  EXHIBIT LIST

99.CERT   Certifications

          (i)  Section 302 certification of principal executive officer

          (ii) Section 302 certification of principal financial officer